Intangible Assets - Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 3,397	$ 3,396
Amortization
Year ended December 31, 2023	3,400
Year ended December 31, 2024	3,400
Year ended December 31, 2025	3,400
Year ended December 31, 2026	3,400
Year ended December 31, 2027	$ 1,500
Acquired products
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years